Earnings per share - Additional Information (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Aug. 11, 2015	Aug. 06, 2015
Stock Options [Member]
Earnings Per Share Diluted [Line Items]
Anti-dilutive securities excluded from the calculation of earnings per share	134,870	108,270
Restricted Stock Units [Member]
Earnings Per Share Diluted [Line Items]
Anti-dilutive securities excluded from the calculation of earnings per share	8,160	8,160
Class A Common Stock [Member]
Earnings Per Share Diluted [Line Items]
Common stock, shares outstanding	36,597,985	36,597,985	36,597,985	0
Class B Common Stock [Member]
Earnings Per Share Diluted [Line Items]
Common stock, shares outstanding	62,067,000	62,112,000		0